Other liabilities	12 Months Ended
Dec. 31, 2018
Miscellaneous liabilities [abstract]
Other Liabilities

26.   Other liabilities

The detail of Other liabilities in the consolidated balance sheets is as follows:

	Million of euros
	2018	2017	2016

Transactions in transit	803	811	994
Accrued expenses and deferred income	6,621	6,790	6,507
Other	5,664	4,990	3,569
	13,088	12,591	11,070